Subsequent events	12 Months Ended
Jun. 30, 2021
Disclosure of events after reporting period [text block] [Abstract]
Subsequent events
32.	Subsequent events

Sale of the Rio do Meio Farm

On September 20, 2021, the Company signed a purchase and sale agreement for the sale of a total area of 4,573 hectares (2,859 useful hectares) of Rio do Meio Farm, a rural property located in the City of Correntina, State of Bahia. The total amount of the sale is 250 soybean bags per useful hectare or R$130,1 million as of September 20, 2021 (~R$45,507/useful ha).

The Company received an initial payment of R$5.3 million and will receive an additional R$10.6 million in 2021. The remaining balance will be paid in seven annual installments.

The book value of the Rio do Meio Farm is R$40.0 million (acquisition cost, investments net of depreciation) and has an expected Internal Rate of Return (IRR) in R$ of 56.5%.

The Rio do Meio Farm was acquired in January 2020 and had a total area of 12,288 hectares, resulting in a total of 7,715 hectares remaining in the portfolio after the sale. The land being sold is under a lease to a third parties until 2027.

Sale of the Alto Taquari Farm

On October 07, 2021, the Company signed a purchase and sale agreement for the sale of a total area of 3,723 hectares (2,694 useful hectares) of Alto Taquari Farm, a rural property located in the City of Alto Taquari, State of Mato Grosso. The total amount of the sale is 1,100 soybean bags per useful hectare or R$589,0 million as of October 07, 2021 (~R$218,641/useful ha).

The Company received an initial payment of R$16.5 million and will receive an additional R$31.4 million in 2021. The remaining balance will be paid in three annual installments.

The book value of the Alto Taquari Farm is R$31.3 million (acquisition cost, investments net of depreciation) and has an expected Internal Rate of Return (IRR) in R$ of 19.9%.

Considering this sale, we sell all the plateau areas of Alto Taquari Farm, leaving 1,308 hectares (809 arable ha) in the portfolio. The remaining area is adjacent to the areas already sold, but has different characteristics of soil and altitude and, even though it is not a plateau area, it is cultivated with sugarcane.